Business overview (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Profit loss	$ 2,701	$ 1,422	$ 6,356	$ 2,823
Net cash used in operating activities	4,447		6,327
Accumulated deficit	$ 17,227		$ 17,227		$ 12,110
Tariff percentage			35.00%
Exemption percentage			25.00%